INVENTORIES	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 4:-INVENTORIES

	December 31,
	2020	2021

Raw materials	$19,764	$22,581
Work in progress	194	423
Finished products	30,669	38,394

	$50,627	$61,398

During the years ended December 31, 2019, 2020 and 2021, the Company recorded inventory write-offs for excess inventory and slow-moving inventory in a total amount of $4,836, $2,919 and $1,907, respectively that have been included in cost of revenues.

As of December 31, 2021, the Company has an outstanding inventory purchase orders with its suppliers in the amount of $63,859. The commitments are due primarily within one year.